Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Gains (losses) on change in fair value of derivatives	$ 14,455	$ 2,053	$ 30,310	$ 23,222
Share of results with joint venture	(1,917)	(1,169)	(4,419)	(1,696)
Exchange differences	223	(242)	304	152
R&D tax credit	114	199	122	393
Non-operating income (expense)	$ 12,875	$ 693	$ 26,317	$ 21,923